Significant Concentrations of Credit Risk (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018
FDIC insured limit amount		$ 250,000	$ 250,000
Accounts Receivable [Member] | Customer One [Member]
Concentrations of credit risk percentage	10.00%
Accounts Receivable [Member] | Unrelated Customer [Member]
Concentrations of credit risk percentage		20.00%
Accounts Receivable [Member] | Unrelated Customer One [Member]
Concentrations of credit risk percentage		10.00%	14.00%
Accounts Receivable [Member] | Unrelated Customer Two [Member]
Concentrations of credit risk percentage		10.00%	12.00%
FDIC, Australian Securities and Investments Commission [Member]
FDIC insured limit amount	$ 186,000	$ 186,000
USA [Member]
Balance threshold amount	250,000	250,000
Australia [Member]
Balance threshold amount	34,553	133,578	$ 265,273	$ 133,578
Maximum [Member] | United States and Australia [Member]
FDIC insured limit amount	$ 250,000	$ 250,000